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SG Cowen Income + Growth Fund, Inc.


     I, the undersigned duly elected officer of SG Cowen Income + Growth
Fund, Inc., do hereby certify that (i) the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed March 29, 2001 and
(ii) the text of such amendment was filed electronically.

IN WITNESS WHEREOF, I have signed this Certification on this 5th day of April, 2001.


                                         SG COWEN INCOME + GROWTH, FUND, INC.



                                         By:   /s/ Rodd M. Baxter
                                             .............................
                                               Rodd M. Baxter
                                               Secretary